Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 11,877	$ 10,093	$ 9,127	$ 12,777	$ 10,283	$ 8,676	$ 8,818	$ 8,671	$ 7,225	$ 9,450	$ 11,445
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	11,771	10,078	9,183	12,933	10,486	8,915	9,128	9,044	7,591	10,000	$ 11,257
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	13,008	11,014	9,920	13,834	11,096	9,328	9,445	9,250	7,676	10,000	$ 12,578
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	12,854	10,895	9,828	13,724	11,017	9,272	9,400	9,221	7,664	10,000	$ 12,416
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	10,964	10,632	10,555	11,237	9,940	10,543	10,087	10,022	9,323	9,625	$ 11,729
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	10,985	10,685	10,654	11,392	10,119	10,777	10,344	10,330	9,636	10,000	$ 11,702
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	11,130	10,819	10,767	11,495	10,188	10,837	10,393	10,363	9,650	10,000	$ 11,867
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	11,785	11,387	11,261	11,945	10,529	11,137	10,604	10,505	9,724	10,000	$ 12,651
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	11,647	11,268	11,158	11,849	10,457	11,062	10,547	10,465	9,711	10,000	$ 12,491
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	25,062	18,774	19,757	23,682	15,721	14,437	12,455	10,342	8,849	9,450	$ 27,030
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	24,807	18,719	19,848	23,970	16,036	14,834	12,888	10,782	9,297	10,000	$ 26,551
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	25,952	19,487	20,558	24,706	16,443	15,135	13,086	10,893	9,340	10,000	$ 27,917
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	27,444	20,489	21,482	25,670	16,985	15,534	13,362	11,044	9,406	10,000	$ 29,691
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	27,130	20,277	21,279	25,443	16,849	15,430	13,283	11,005	9,389	10,000	$ 29,333
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	10,814	9,620	9,028	6,608	4,389	7,477	8,663	7,683	7,579	9,450	$ 10,071
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	10,701	9,588	9,067	6,687	4,475	7,678	8,967	8,013	7,963	10,000	$ 9,890
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	11,963	10,596	9,904	7,217	4,766	8,080	9,320	8,221	8,069	10,000	$ 11,178
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	11,708	10,386	9,720	7,098	4,702	7,991	9,237	8,172	8,040	10,000	$ 10,926
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	19,240	15,802	16,245	23,054	13,067	13,939	12,010	10,033	8,384	9,450	$ 18,614
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	19,057	15,757	16,319	23,335	13,325	14,323	12,421	10,457	8,805	10,000	$ 18,299
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	19,919	16,400	16,899	24,041	13,663	14,607	12,616	10,569	8,854	10,000	$ 19,222
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	21,157	17,309	17,715	25,041	14,137	15,017	12,891	10,721	8,919	10,000	$ 20,548
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	20,827	17,057	17,495	24,760	14,000	14,892	12,805	10,673	8,894	10,000	$ 20,192
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	20,161	17,029	17,752	23,005	13,664	13,270	11,300	9,888	8,598	9,450	$ 20,618
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	19,935	16,970	17,819	23,272	13,926	13,634	11,685	10,305	9,028	10,000	$ 20,238
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	20,873	17,676	18,470	23,986	14,280	13,906	11,868	10,410	9,076	10,000	$ 21,299
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	22,140	18,633	19,349	24,987	14,789	14,303	12,139	10,565	9,146	10,000	$ 22,719
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	21,814	18,380	19,109	24,706	14,639	14,177	12,048	10,515	9,121	10,000	$ 22,364
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,786	10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000	$ 11,651
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,786	10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000	$ 11,651
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,786	10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000	$ 11,651
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,786	10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000	$ 11,651
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,786	10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000	$ 11,651
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Growth Index
Accumulated Value	34,605	26,467	25,886	27,782	18,228	16,651	14,279	12,021	10,032	10,000	$ 39,473
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Growth Index
Accumulated Value	34,605	26,467	25,886	27,782	18,228	16,651	14,279	12,021	10,032	10,000	$ 39,473
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Growth Index
Accumulated Value	34,605	26,467	25,886	27,782	18,228	16,651	14,279	12,021	10,032	10,000	$ 39,473
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Growth Index
Accumulated Value	34,605	26,467	25,886	27,782	18,228	16,651	14,279	12,021	10,032	10,000	$ 39,473
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Growth Index
Accumulated Value	34,605	26,467	25,886	27,782	18,228	16,651	14,279	12,021	10,032	10,000	$ 39,473
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Index
Accumulated Value	18,140	16,141	16,025	21,786	12,879	14,187	13,270	11,381	9,173	10,000	$ 18,579
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Index
Accumulated Value	18,140	16,141	16,025	21,786	12,879	14,187	13,270	11,381	9,173	10,000	$ 18,579
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Index
Accumulated Value	18,140	16,141	16,025	21,786	12,879	14,187	13,270	11,381	9,173	10,000	$ 18,579
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Index
Accumulated Value	18,140	16,141	16,025	21,786	12,879	14,187	13,270	11,381	9,173	10,000	$ 18,579
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Index
Accumulated Value	18,140	16,141	16,025	21,786	12,879	14,187	13,270	11,381	9,173	10,000	$ 18,579
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	24,058	19,932	19,619	23,561	15,302	15,268	12,978	11,105	9,587	10,000	$ 27,342
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	24,058	19,932	19,619	23,561	15,302	15,268	12,978	11,105	9,587	10,000	$ 27,342
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	24,058	19,932	19,619	23,561	15,302	15,268	12,978	11,105	9,587	10,000	$ 27,342
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	24,058	19,932	19,619	23,561	15,302	15,268	12,978	11,105	9,587	10,000	$ 27,342
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	24,058	19,932	19,619	23,561	15,302	15,268	12,978	11,105	9,587	10,000	$ 27,342
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
NASDAQ Biotechnology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											NASDAQ Biotechnology Index
Accumulated Value	11,898	11,969	10,749	13,908	11,148	9,556	9,304	8,903	8,019	10,000	$ 12,178
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
NASDAQ Biotechnology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											NASDAQ Biotechnology Index
Accumulated Value	11,898	11,969	10,749	13,908	11,148	9,556	9,304	8,903	8,019	10,000	$ 12,178
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
NASDAQ Biotechnology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											NASDAQ Biotechnology Index
Accumulated Value	11,898	11,969	10,749	13,908	11,148	9,556	9,304	8,903	8,019	10,000	$ 12,178
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
NASDAQ Biotechnology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											NASDAQ Biotechnology Index
Accumulated Value	11,898	11,969	10,749	13,908	11,148	9,556	9,304	8,903	8,019	10,000	$ 12,178
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
S&P North American Natural Resources Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P North American Natural Resources Sector Index
Accumulated Value	15,274	13,208	12,476	8,797	6,257	8,714	9,588	8,679	8,460	10,000	$ 14,723
S&P Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global Natural Resources Index
Accumulated Value	17,925	16,926	17,078	14,216	9,265	11,633	12,222	9,879	8,862	10,000	$ 16,720
S&P North American Natural Resources Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P North American Natural Resources Sector Index
Accumulated Value	15,274	13,208	12,476	8,797	6,257	8,714	9,588	8,679	8,460	10,000	$ 14,723
S&P Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global Natural Resources Index
Accumulated Value	17,925	16,926	17,078	14,216	9,265	11,633	12,222	9,879	8,862	10,000	$ 16,720
S&P North American Natural Resources Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P North American Natural Resources Sector Index
Accumulated Value	15,274	13,208	12,476	8,797	6,257	8,714	9,588	8,679	8,460	10,000	$ 14,723
S&P Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global Natural Resources Index
Accumulated Value	17,925	16,926	17,078	14,216	9,265	11,633	12,222	9,879	8,862	10,000	$ 16,720
S&P North American Natural Resources Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P North American Natural Resources Sector Index
Accumulated Value	15,274	13,208	12,476	8,797	6,257	8,714	9,588	8,679	8,460	10,000	$ 14,723
S&P Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global Natural Resources Index
Accumulated Value	$ 17,925	$ 16,926	$ 17,078	$ 14,216	$ 9,265	$ 11,633	$ 12,222	$ 9,879	$ 8,862	$ 10,000	$ 16,720